FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Financial Instruments Recorded at Fair Value and Fair Value Hierarchy (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Assets and Liabilities at Fair Value [Abstract]
Derivative financial assets	S/ 904,791	S/ 987,663
Derivative financial liabilities	819,473	891,999
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	3,000	3,200
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	5,700	6,900
Net impact of debit valuation and credit valuation adjustments	1,200	(4,000)
Net unrealized gain (loss) of Level 3 financial instruments	14,000	3,400
Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	46,695,506	43,825,196
Financial liabilities, at fair value	970,958	1,533,914
Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	40,142,638	37,043,940
Investments at Fair Value through Profit of Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	4,715,343	4,982,661
Financial Assets at Fair Value through Profit of Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	932,734	810,932
Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	14,386,996	13,385,150
Government Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	12,468,251	10,590,202
Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	11,435,757	10,935,253
Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	714,738	683,930
Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	438,988	482,047
Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	169,948	280,939
Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	380,696	351,617
Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	147,264	334,802
Level 1 [Member] | Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	22,160,817	19,911,813
Financial liabilities, at fair value	0	0
Level 1 [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	18,717,693	16,117,919
Level 1 [Member] | Investments at Fair Value through Profit of Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	2,512,497	2,983,312
Level 1 [Member] | Financial Assets at Fair Value through Profit of Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	930,627	810,582
Level 1 [Member] | Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	7,094,584	6,176,329
Level 1 [Member] | Government Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	11,565,309	9,722,319
Level 1 [Member] | Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	42,493	71,590
Level 1 [Member] | Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	15,307	147,681
Level 2 [Member] | Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	22,845,145	22,696,426
Financial liabilities, at fair value	970,958	1,533,914
Level 2 [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	21,313,131	20,788,914
Level 2 [Member] | Investments at Fair Value through Profit of Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	625,116	919,499
Level 2 [Member] | Financial Assets at Fair Value through Profit of Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	2,107	350
Level 2 [Member] | Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	7,292,412	7,139,979
Level 2 [Member] | Government Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	902,942	867,883
Level 2 [Member] | Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	11,435,757	10,935,253
Level 2 [Member] | Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	714,738	683,930
Level 2 [Member] | Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	438,988	482,047
Level 2 [Member] | Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	127,455	209,349
Level 2 [Member] | Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	282,104	297,220
Level 2 [Member] | Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	118,735	173,253
Level 3 [Member] | Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,689,544	1,216,957
Financial liabilities, at fair value	0	0
Level 3 [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	111,814	137,107
Level 3 [Member] | Investments at Fair Value through Profit of Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,577,730	1,079,850
Level 3 [Member] | Financial Assets at Fair Value through Profit of Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	68,842
Level 3 [Member] | Government Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	98,592	54,397
Level 3 [Member] | Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	13,222	13,868
Derivative Financial Assets [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	904,791	987,663
Derivative Financial Assets [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	489,602	384,238
Derivative Financial Assets [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	219,648	230,818
Derivative Financial Assets [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	161,495	334,562
Derivative Financial Assets [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	29,551	35,754
Derivative Financial Assets [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	3,018	1,104
Derivative Financial Assets [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,477	1,187
Derivative Financial Assets [Member] | Level 1 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 2 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	904,791	987,663
Derivative Financial Assets [Member] | Level 2 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	489,602	384,238
Derivative Financial Assets [Member] | Level 2 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	219,648	230,818
Derivative Financial Assets [Member] | Level 2 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	161,495	334,562
Derivative Financial Assets [Member] | Level 2 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	29,551	35,754
Derivative Financial Assets [Member] | Level 2 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	3,018	1,104
Derivative Financial Assets [Member] | Level 2 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,477	1,187
Derivative Financial Assets [Member] | Level 3 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Liabilities [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	819,473	891,999
Derivative Financial Liabilities [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	151,485	641,915
Derivative Financial Liabilities [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	353,647	205,112
Derivative Financial Liabilities [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	230,848	429,365
Derivative Financial Liabilities [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	210,947	205,341
Derivative Financial Liabilities [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	15,491	46,561
Derivative Financial Liabilities [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	8,420	4,002
Derivative Financial Liabilities [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	120	1,618
Derivative Financial Liabilities [Member] | Level 1 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 2 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	819,473	891,999
Derivative Financial Liabilities [Member] | Level 2 [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	151,485	641,915
Derivative Financial Liabilities [Member] | Level 2 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	353,647	205,112
Derivative Financial Liabilities [Member] | Level 2 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	230,848	429,365
Derivative Financial Liabilities [Member] | Level 2 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	210,947	205,341
Derivative Financial Liabilities [Member] | Level 2 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	15,491	46,561
Derivative Financial Liabilities [Member] | Level 2 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	8,420	4,002
Derivative Financial Liabilities [Member] | Level 2 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	120	1,618
Derivative Financial Liabilities [Member] | Level 3 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	S/ 0	S/ 0